Business Description and Going Concern (Details Narrative) - USD ($)					12 Months Ended
	Feb. 29, 2024	Dec. 29, 2023	Oct. 12, 2023	Jan. 25, 2023	Feb. 28, 2023	May 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued, value					$ 17,295,873
Percentage for issued and outstanding capital stock	90.20%
Accumulated deficit	$ 24,151,139				16,811,863	$ 26,140,544
Working capital deficit	$ 262,005				$ 2,310,654
Next Innovation LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	50.00%					50.00%
Contingent Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued		6,000,000
NextPlay Technologies Inc. [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price per share				$ 10
NextPlay Technologies Inc. [Member] | Share Exchange Agreement [Member] | Membership Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued				1,000,000
NextPlay Technologies Inc. [Member] | Share Exchange Agreement [Member] | Preferred Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued				400,000
Number of common stock issued, value				$ 17,295,873
NextTrip Holdings, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable				1,500,000
Percentage for issued and outstanding capital stock		100.00%
Contributed capital				$ 1,500,000
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted shares			156,007
Number of additional restricted shares			5,843,993
Percentage for issued and outstanding capital stock			90.20%
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issuable in reverse acquisition			6,000,000
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member] | Closing Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issuable in reverse acquisition			156,007
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member] | Contingent Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issuable in reverse acquisition			5,843,993